Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	$	$

Staff advances	303	301
Prepayment for products	812	1,539
Advance to OEMs	11,479	15,897
Rental and other deposits	591	718
VAT recoverable	2,610	2,400
Receivable from an agent	1,545	6,410
Prepayment for share repurchase	10,048	-
Rebate receivable	-	1,448
Others	198	124
	27,586	28,837
Less: provision	(570)	(12,871)

	27,016	15,966

The prepayment for share repurchase of $10,048 was for a transaction in which the Company repurchased shares from the sponsor of the SPAC merger. The transaction was completed in May 2019, and the equity originally issued to the Zhengqi International Holding Ltd, the SPAC Sponsor, of 966,136 ordinary shares were cancelled as of May 20, 2019.